SEGMENT INFORMATION (Schedule of Depreciation and Amortisation by Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Depreciation	$ 2,530	$ 1,375	$ 2,424
Amortisation	2,368	2,825	3,303
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Depreciation	322	74	1,186
Amortisation	642	655	1,164
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Depreciation	2,208	1,301	1,238
Amortisation	$ 1,726	$ 2,170	$ 2,139